Summary of Significant Accounting Policies - Antidilutive Shares (Details) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Antidilutive Securities
Ant-dilutive shares (shares)	6,595,128	4,624,767
Unvested restricted incentive shares and units
Antidilutive Securities
Ant-dilutive shares (shares)	663,917	507,631
Share options
Antidilutive Securities
Ant-dilutive shares (shares)	5,931,211	4,117,136